SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Derivative liability	$ 1,152,620
Platinum Point Capital, LLC [Member]
Derivative liability	90,000
Evergreen Capital Management LLC One [Member]
Derivative liability	223,448
Evergreen Capital Management LLC One [Member] | Warrant [Member]
Derivative liability	307,862
Evergreen Capital Management LLC Two [Member]
Derivative liability	148,965
Evergreen Capital Management LLC Two [Member] | Warrant [Member]
Derivative liability	205,241
Evergreen Capital Management LLC Three [Member]
Derivative liability	74,483
Evergreen Capital Management LLC Three [Member] | Warrant [Member]
Derivative liability	$ 102,621